INVESTMENT AND OTHER REVENUE (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Schedule of Investment and Other Revenue
The components of investment and other revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2026	2025	2026	2025
Investment income	$66	$131	$80	$145
Fee revenue	110	90	193	186
Dividend income	32	14	72	33
Interest income and other	29	12	58	33
Total investment and other revenue	$237	$247	$403	$397